Goodwill - Schedule of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Goodwill [Roll Forward]
Balance, beginning of year	$ 3,121	$ 3,397
Impact of foreign exchange changes	(163)	(276)
Balance, end of year	$ 2,958	$ 3,121